OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	2019	2018
Current
Work in progress (1)	$505	$506
Prepayments and other assets	719	508
Assets held for sale (2)	139	63
Total current	$1,363	$1,077
Non-current
Work in progress (1)	$72	$57
Prepayments and other assets	357	442
Total non-current	$429	$499

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(1)	See Note 17 for additional information.

(2)	Includes assets from our cold storage logistics business in our business services segment that have been classified as held for sale. See Note 8 for additional information.